Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Tax Reconciliation

The following table provides a reconciliation between income tax expense recognized for the period and the tax calculated by applying the applicable tax rates on accounting loss. The income tax expense of USD 107 thousand (2021: USD 64 thousand) (2020: USD 0 thousand) relates to current income taxes.

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Loss before income taxes	(93,628)	(86,945)	(59,943)
Income tax calculated at 13.04%	12,209	11,338	7,817
Unrecognized deferred tax assets during the year	(12,140)	(8,385)	(7,509)
Effect of expenses not deductible	—	(3,897)	(308)
Effect of income not taxable	38	1,008	—
Total income tax expense recognized in profit or loss	107	64	0

Schedule of Temporary Differences and Unused Tax Losses

The balance comprises temporary differences attributable to the following:

	As of December 31,
In thousands of USD	2022	2021	2020
Deferred tax assets:
Tax loss carryforwards	—	7	2,986
Total deferred tax assets	—	7	2,986
Deferred tax liabilities:
Other	—	(7)	(254)
Intangible asset GlyPharma	—	—	(2,732)
Total deferred tax liabilities	—	(7)	(2,986)
Net deferred taxes assets	—	—	—
The gross value of unused tax losses will expire as follows:

	As of December 31,
In thousands of USD	2022	2021	2020
Within one year	—	—	—
Later than one year and not later than five years	(18,629)	(18,664)	—
More than five years	(215,856)	(120,483)	(40,300)
Unlimited	—	(14,844)	(19,079)
Total	(234,485)	(153,991)	(59,379)